Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2021
Statement Of Cash Flows, Additional Disclosures [Abstract]
Supplemental Disclosure of Cash Flow Information	Supplemental Disclosure of Cash Flow Information

	2021	2020	2019
Changes in non-cash working capital:
Accounts receivable	$(850)	$284	$(1,310)
Current income tax (liabilities) assets	1,918	(295)	(164)
Inventory	(487)	98	(194)
Prepaids and other	39	(56)	2
Other long-term assets	—	(117)	117
Accounts payable	80	(147)	39
Accrued liabilities	525	(254)	265
Other long-term liabilities (1)	(154)	(62)	(23)
Net changes in non-cash working capital	$1,071	$(549)	$(1,268)
Relating to:
Operating activities	$964	$(166)	$(1,033)
Investing activities	107	(383)	(235)
	$1,071	$(549)	$(1,268)

	2021	2020	2019
Expenditures on exploration and evaluation assets	$12	$36	$73
Net proceeds on sale of exploration and evaluation assets	(11)	(31)	—
Net expenditures on exploration and evaluation assets	$1	$5	$73
(1)Included in Other long-term liabilities at December 31, 2021 is $48 million of deferred purchase consideration payable over the next two years (December 31, 2020 – $72 million; 2019 - $95 million).
The following table summarizes movements in the Company's liabilities arising from financing activities for the years' ended December 31, 2021 and 2020:

	Long-term debt	Cash flow hedges on US dollar debt securities	Lease liabilities	Liabilities from financing activities
At December 31, 2019	$20,982	$(199)	$1,809	$22,592
Changes from financing cash flows:
Issue of long-term debt, net (1)	719	—	—	719
Repayment of Painted Pony long-term debt	(397)	—	—	(397)
Proceeds on settlement of cross currency swaps	—	166	—	166
Payment of lease liabilities	—	—	(225)	(225)
Non-cash changes:
Assumption of Painted Pony long-term debt	397	—	—	397
Lease additions	—	—	148	148
Changes in foreign exchange and fair value (2)	(248)	5	(42)	(285)
At December 31, 2020	21,453	(28)	1,690	23,115
Changes from financing cash flows:
Repayment of long-term debt, net (1)	(6,779)	—	—	(6,779)
Repayment of Storm long-term debt	(183)	—	—	(183)
Payment of lease liabilities	—	—	(209)	(209)
Non-cash changes:
Assumption of Storm long-term debt	183	—	—	183
Lease additions	—	—	88	88
Changes in foreign exchange and fair value (2)	20	(91)	15	(56)
At December 31, 2021	$14,694	$(119)	$1,584	$16,159
(1)Includes original issue discounts and premiums, and directly attributable transaction costs.
(2)Includes foreign exchange (gain) loss, changes in the fair value of cash flow hedges on US dollar debt securities, the amortization of original issue discounts and premiums and directly attributable transaction costs, and derecognition of lease liabilities.